PROPERTY, PLANT AND EQUIPMENT (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 8,508	$ 7,051	$ 6,224
Property Plant And Equipment Pledged For Short Term Loans	1,161	3,881
Property Plant And Equipment Pledged For Long Term Loans	$ 32,077	$ 35,114